Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

HBDC	Hilton BDC Corporate Bond ETF

listed on The Nasdaq Stock Market, LLC

June 5, 2026

Supplement to the Summary Prospectus,

Statutory Prospectus, and

Statement of Additional Information (the “SAI”),

each dated February 26, 2026

Effective immediately, Ben McCaig, Portfolio Manager for Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, the Fund’s investment adviser, no longer serves as a portfolio manager to the Fund, and all references to Mr. McCaig in the Summary Prospectus, Prospectus and SAI are hereby deleted in their entirety.

Please retain this Supplement for future reference.